DLA Piper US LLP
4141 Parklake Avenue, Suite 300
Raleigh, North Carolina 27612-2350 www.dlapiper.com

Robert H. Bergdolt robert.bergdolt@dlapiper.com
T	919.786.2002
F	919.786.2200

November 12, 2009

Via Courier and EDGAR

Erin E. Martin, Attorney-Advisor

William Demarest, Staff Accountant

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E., Mail Stop 3010 CF/AD8

Washington, D.C. 20549

Re:	Resource Real Estate Opportunity REIT, Inc. Amendment No. 2 to Form S-11
Filed on November 12, 2009
File No. 333-160463

(Confidential, For Use of the Commission Only)

Dear Ms. Martin and Mr. Demarest:

On behalf of our client, Resource Real Estate Opportunity REIT, Inc. (“we,” “us” or the “Company”), and pursuant to applicable provisions of the Securities Act of 1933, as amended, and the rules and regulations promulgated thereunder, please find the attached for filing with the Securities and Exchange Commission (the “Commission”) via EDGAR, a complete copy of Amendment No. 2 to the above-referenced Registration Statement on Form S-11 (“Amendment No. 2”).

Amendment No. 2 includes revisions in response to the comment letter from the staff of the Commission’s Division of Corporation Finance (the “Staff”) to Alan F. Feldman of the Company dated October 7, 2009 (the “Comment Letter”). This letter provides responses to the Comment Letter, with responses keyed to the numbered comments in the Comment Letter.

For the Staff’s convenience, the Company is providing the Staff with four clean copies of Amendment No. 2 along with four additional copies marked to indicate the location of changes from the Company’s filing of Amendment No. 1 to the registration statement filed on September 15, 2009, together with copies of this response letter as filed with the Commission. The page numbers included in our responses refer to the clean, unmarked version of Amendment No. 2 as filed on EDGAR.

Securities and Exchange Commission

November 12, 2009

General

1.	We note your disclosure on page 136 that you plan to commence a private placement prior to the commencement of this initial public offering. Please provide us with a detailed legal analysis of whether the private offering should be integrated with the public offering. Please note that the filing of a registration statement may be viewed as the commencement of a public offering and a general solicitation. Please refer to Securities Act Release 33-8828 (August 3, 2007), located at http://www.sec.gov/rules/proposed/2007/33-8828fr.pdf.

Response: The Company confirms that it launched its Rule 506, Regulation D private offering on September 15, 2009. The Company’s current private offering should not be integrated with its Form S-11 registration statement. In the past, the ability to conduct a private offering while in registration for a public offering had long been in doubt because of the five-factor test set forth in Rule 502(a). Because the two offerings could be said to (i) be part of a single plan of financing, (ii) involve the issuance of the same class of securities, (iii) be made about the same time, (iv) be for the same consideration and/or (v) be for the same general purpose, the risk of integration of the offerings jeopardizes the availability of the Section 4(2) exemption for the private offering and also raises Section 5 issues for the public offering. This problem was summarized by the Commission’s Advisory Committee on Smaller Public Companies:

One further issue, which we did not fully explore and consequently do not make part of our formal recommendation, concerns establishment of a safe harbor from integration for companies that wish to undertake a private placement after they have filed an IPO registration statement and before that registration statement has been declared effective. Issuers sometimes encounter financing difficulties in the midst of the IPO registration process; this is particularly true when the process, either because of market conditions or difficulties in obtaining SEC staff clearance, gets delayed. Under current rules, an issuer’s ability to access equity capital privately in such circumstances is extremely limited, and generally requires that it withdraw the public offering registration statement, conduct a private placement limited to qualified institutional buyers (QIBs) and a limited number of large institutional buyers or otherwise structure a private offering that does not run afoul of the SEC’s “five-factor” integration test. For companies in urgent need of financing, including smaller companies that lack access to QIBs or large institutional buyers or whose shareholders have preemptive rights to participate in future financings, these restrictive options in many cases mean that equity financing is considerably more expensive or is not a viable option. We suggest that the Commission explore the possibility of establishing a safe harbor from integration that would allow private offerings to take place in this limited context.1

However, in its release proposing to revise Regulation D (Release No. 33-8828, the “Reg D Release”), the Commission recognized the financing needs of companies conducting initial public offerings and offered helpful guidance for analyzing the integration problem in this limited context. We believe that the Commission’s guidance made clear that the Company may conduct a private offering

[1]	Final Report of the Advisory Committee on Smaller Public Companies to the Unites States Securities and Exchange Commission (April 23, 2006), at FN 207.

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November 12, 2009

prior to the effective date of the registration statement for its initial public offering provided that investors in the private offering are not solicited by means of the registration statement.

We describe below the basis for our conclusion as well as the safeguards the Company is using to ensure that its private offering is conducted in a manner that permits it to avoid integration with the public offering in registration.

In the Reg D Release, the Commission indicated that it was “providing guidance regarding the integration of concurrent public and private offerings.”2 In so doing, the Commission noted that its Advisory Committee on Smaller Public Companies supported “clearer guidance concerning the circumstances under which two or more apparently separate offerings will or will not be integrated,”3 and acknowledged that “questions continue to arise in the capital raising process concerning the ability of issuers to conduct a private placement . . . in the period between the filing and effectiveness of the registration statement.”4

With respect to “the potential integration of the concurrent private offering and public offering and the availability of the Section 4(2) exemption after the filing of the registration statement,”5 the Commission stated:

Our view is that, while there are many situations in which the filing of a registration statement could serve as a general solicitation or general advertising for a concurrent private offering, the filing of a registration statement does not, per se, eliminate a company’s ability to conduct a concurrent private offering, whether it is commenced before or after the filing of the registration statement. Further, it is our view that the determination as to whether the filing of the registration statement should be considered to be a general solicitation or general advertising that would affect the availability of the Section 4(2) exemption for such a concurrent unregistered offering should be based on a consideration of whether the investors in the private placement were solicited by the registration statement or through some other means that would otherwise not foreclose the availability of the Section 4(2) exemption. This analysis should not focus exclusively on the nature of the investors, such as whether they are “qualified institutional buyers” as defined in Securities Act Rule 144A or institutional accredited investors, or the number of such investors participating in the offering; instead, companies and their counsel should analyze whether the offering is exempt under Section 4(2) on its own, including whether securities were offered and sold to the private placement investors through the means of a general solicitation in the form of the registration statement. For example, if a company files a registration statement and then seeks to offer and sell securities without registration to an investor that became interested in the purportedly private offering by means of the registration statement, then the Section 4(2) exemption would not be available for that offering. On the other hand, if the prospective private placement investor became interested in the concurrent private placement through some means other than the registration statement that did not involve a general solicitation and

[2]	Revisions of Limited Offering Exemptions in Regulation D, SEC Rel. No. 33-8828, (Aug. 3, 2007) at 52, 72 Fed. Reg. 45,115 (Aug. 10, 2007) (the “Reg D Release”).
[3]	Id.
[4]	Id. at 53.
[5]	Id. at 55.

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November 12, 2009

otherwise was consistent with Section 4(2), such as through a substantive, pre-existing relationship with the company or direct contact by the company or its agents outside of the public offering effort, then the prior filing of the registration statement generally would not impact the potential availability of the Section 4(2) exemption for that private placement and the private placement could be conducted while the registration statement for the public offering was on file with the Commission. Similarly, if the company is able to solicit interest in a concurrent private placement by contacting prospective investors who (1) were not identified or contacted through the marketing of the public offering and (2) did not independently contact the issuer as a result of the general solicitation by means of the registration statement, then the private placement could be conducted in accordance with Section 4(2) while the registration statement for a separate public offering was pending. While these are only examples, we believe they demonstrate the framework for analyzing these issues that companies and their counsel should apply and that the staff will consider when reviewing registration statements.6

The Reg D Release established that the five-factor test contained in Rule 502(a) was not the proper framework for analyzing the question of integration of a private offering with a public offering in the period between the filing and effective dates of the registration statement. Rather, the analysis turns on how the investors in the private offering were solicited. The Commission confirmed this guidance through the Staff’s publishing of Compliance and Disclosure Interpretation Question 139.25 (or “CDI 139.25”):

Question: Does the five-factor integration analysis in Securities Act Rule 502(a) apply to the situation in which an issuer is conducting concurrent private and public offerings?

Answer: No. The Commission’s integration guidance in Securities Act Release No. 8828 (Aug. 3, 2007) sets forth a framework for analyzing potential integration issues in the specific situation of concurrent private and public offerings. The guidance clarifies that, under appropriate circumstances, there can be a side-by-side private offering under Securities Act Section 4(2) or the Securities Act Rule 506 safe harbor with a registered public offering without having to limit the private offering to qualified institutional buyers and two or three additional large institutional accredited investors, as under the Black Box (June 26, 1990) and Squadron, Ellenoff (Feb. 28, 1992) no-action letters issued by the Division, or to a company’s key officers and directors, as under our so-called “Macy’s” position. The filing of the registration statement does not eliminate the company’s ability to conduct a concurrent private offering, whether it is commenced before or after the filing of the registration statement. This guidance does not negate the five-factor integration analysis outlined in Securities Act Release No. 4552 (Nov. 6, 1962) and in Rule 502(a), which should be used to test whether two or more otherwise exempt offerings should be treated as a single offering to determine whether an exemption is available.

Specifically, the Commission’s guidance focuses on how the investors in the private offering are solicited – whether by the registration statement or through some other means that would not otherwise foreclose the availability of the Section 4(2) exemption. If the investors in the private offering become interested in the private offering by means of the registration statement, then the registration statement will have served as a general

[6]	Id. at 55-56.

Securities and Exchange Commission

November 12, 2009

solicitation for the securities being offered privately and Section 4(2) would not be available. On the other hand, if the investors in the private offering become interested in the private offering through some means other than the registration statement – for example, there is a substantive, pre-existing relationship between the investors and the company – then the registration statement would not have served as a general solicitation for the private offering and Section 4(2) would be available, assuming the offering is otherwise consistent with the exemption. Hence, there would be no integration of the private offering with the public offering.

In short, in the specific situation of concurrent public and private offerings, only the guidance set forth in the Securities Act Release No. 8828 applies.

We recognize that the Commission’s guidance speaks only to the relatively narrow issue of integrating private offerings conducted, at least in part, after the filing of a registration statement and before the effective date of the registration statement and that the five-factor test continues to be the appropriate framework for analyzing many other integration questions.

The Company has adopted numerous safeguards in order to ensure that offerees in the private offering are not solicited by means of the Form S-11 registration statement. First, all investors who subscribe to invest in the private offering are required to represent in the private placement subscription agreement that they were not solicited to purchase by any form of general solicitation, including but not limited to, any advertisement, article, notice or other communication published in any newspaper, magazine or similar media, cold mass mailings, broadcasts over television or radio, material contained on a web site available to the public or an e-mail message sent to a large number of persons, or any seminar or meeting whose attendees had been invited by any general solicitation or general advertising. Second, each broker-dealer participating in the private offering, including the dealer manager, must enter into an agreement in which the broker-dealer covenants that it (i) will not conduct a general solicitation, (ii) will only make offers to potential investors with whom the broker-dealer has a pre-existing substantive relationship and (iii) will not utilize the registration statement for the pending public offering or the prospectus that forms a part thereof in connection with the marketing of the private offering. Third, the Company does not intend to use a red herring or otherwise make offers to potential investors in the public offering until the registration statement has been declared effective; if the Company were to do so, such offerees would be prohibited from participating in the private offering.

Based on the guidance published by the Staff in CDI 139.25, the Commission’s Reg D Release and the safeguards the Company has adopted to ensure that investors in the private offering are not solicited by means of the registration statement, it is our opinion that the Company’s initial public offering should not be integrated with its recently launched private placement.

Prospectus Summary, page 1

What are the market opportunities for Resource Real Estate Opportunity REIT?, page 3

2.	We note your statements regarding delinquency rates, maturity dates and sales volumes. Please provide for our review copies of all third party supporting materials referenced in

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November 12, 2009

your prospectus. Please highlight the relevant portions of these materials that support your disclosure.

Response: In response to the Staff’s comment, we have provided supplementally copies of the third party supporting materials relating to delinquency rates, maturity dates and sales volumes on pages 3-4. Further, we have highlighted those portions of the materials that support our disclosure. For the highlighted materials, please refer to Exhibit A.

3.	We note your statement on page 4 that you expect to identify and capitalize on what you believe to be mispricings in the market while employing conservative underwriting criteria. Please revise to describe your conservative underwriting criteria.

Response: Due to space constraints in the Summary, we have deleted “while employing conservative underwriting criteria” from page 4. However, we have revised our disclosure on pages 136-137 in our Plan of Operation section to describe our conservative underwriting criteria as follows:

In general, we will utilize conservative underwriting criteria when evaluating possible acquisitions. Our approach includes the following overarching assumptions:

•

Extended Period of Economic Downturn - Our current views on general economic growth include a prolonged period of employment contraction and continuing economic downturn, rather than forecasting economic and employment growth.

•

Extended Period of Cap Rate Expansion - We believe that cap rate contraction will not significantly return to the commercial real estate markets. We also believe that the higher cap rate environment will continue throughout the holding period of our assets.

•

Extended Period of Time to Correct Operating Deficiencies - At present, we estimate that for significantly underperforming multifamily assets, it will generally take one year each to: (i) correct deferred maintenance, (ii) re-lease the property and (iii) provide a track record of net operating income in order to begin to market the asset for sale or refinancing.

As conditions change, so will the details of our underwriting criteria; however, we believe that, in general, our underwriting must be based on conservative assumptions that achieve our overall investment and return goals. Although we believe that our pro forma underwriting criteria captures an accurate picture of the real estate market today, there can be no assurance that these underwriting criteria or its underlying assumptions are correct or that rapid changes to the market may not change economic realities before we are able to adapt our criteria to such changes.

Securities and Exchange Commission

November 12, 2009

Will your advisor make an investment in us?, page 7

4.	We note your response to comment 10 in our letter dated July 30, 2009. Please include a cross-reference in your disclosure to the appropriate page of the summary compensation table that discusses this investment. Furthermore, your response indicates that the summary compensation table describes that the purpose of the convertible shares is a means by which your advisor can receive its incentive fee. This is not entirely clear from the disclosure in your summary compensation table. Please revise that portion of your table on page 17 accordingly.

Response: The requested revisions have been made. With respect to the compensation tables in the Summary on pages 18-19 and Management Compensation section on pages 97-98, we revised the discussion of common stock issuable upon conversion of common stock to add the following disclosure:

Our convertible stock will be of no value unless our common stockholders realize or have an opportunity to realize a stated minimum return as a result of our cumulative distributions and/or the trading price of our shares on a national securities exchange. As a result, our convertible stock is economically similar to a back-end incentive fee, which many other non-traded REITs have agreed to pay to their external advisors.

What are the fees that you pay to the advisor and its affiliates?, page 14

5.	We note your response to comment 12 in our letter dated July 30, 2009 that the debt financing fee is dependent upon many factors, such as whether the debt is incurred in connection with the acquisition of a property or subsequent to the acquisition. Please include similar disclosure in the narrative summary or a footnote to your summary compensation table.

Response: Pursuant to the Staff’s comment, we have revised the compensation tables in the Summary on page 16 and Management Compensation section on page 95 to include our aforementioned response to prior comment 12.

Prior Performance Summary, page 143

6.	We note your response to comment 27 in our letter dated July 30, 2009 and your disclosure that RAIT Financial was sponsored by Resource America more than 10 years ago. We further note that, as of December 2006, RAIT Financial is no longer affiliated due to a merger. Please note that it may be appropriate to include prior performance information for RAIT Financial if it closed an offering in the last 10 years. Please tell us the date of the last offering of RAIT Financial prior to the merger in December 2006.

Securities and Exchange Commission

November 12, 2009

Response: In connection with the Staff’s comment and a conference call between DLA Piper and the Staff on Friday, October 16, 2009, we present facts we considered in our analysis and discussed with the Staff:

•	RAI sponsored the IPO of RAIT, which was initially filed on September 8, 1997. RAIT’s IPO was the only offering of RAIT that RAI sponsored. The SEC declared RAIT’s IPO effective in January 1998.

•	In connection with the IPO, RAI purchased 500,000 shares of common stock in RAIT so that it owned approximately 15% of RAIT’s outstanding common shares.

•

With a portion of the net offering proceeds from the IPO, RAIT purchased 12 loans, approximately 77.8% (by initial book value) of its initial mortgage loan investments from RAI at cost for approximately $18 million.

•	At no time was RAIT externally advised or externally managed by RAI.

•	At the time of the IPO, RAI was permitted to appoint one director in exchange for the abovementioned 15% ownership stake.

•

In connection with the IPO transaction, RAI and RAIT had the following relationships: Jonathan Z. Cohen was appointed as RAI’s nominee to the RAIT Board of Trustees (one of six trustees). Mr. Cohen is the son of Betsy Z. Cohen, the Chairman and Chief Executive Officer of RAIT, and Edward E. Cohen, the Chairman, Chief Executive Officer and a principal shareholder of RAI. RAI advanced funds to RAIT for legal, accounting and filing fees and expenses, salaries of RAIT’s executive officers, rent and other organizational expenses (which were estimated to be $526,900) and for the expenses incurred by RAI in sponsoring the Company, including an allocation of compensation of RAI employees (which were estimated to be $562,000). These advances were without interest and were repaid from the proceeds of the offering.

•

Since the IPO, Brandywine Construction & Management, Inc. (Brandywine), an affiliate of Edward E. Cohen, the spouse of Betsy Z. Cohen, the Chairman and Chief Executive Officer of RAIT has provided property management services to RAIT. Brandywine provides real estate management services to properties underlying RAIT’s real estate interests. Management fees are paid to Brandywine relating to those interests. RAIT believes that the management fees charged by Brandywine were comparable to those that could be obtained from unaffiliated third parties. RAIT utilized Brandywine for a period of time subsequent to the IPO to provide real estate management services to properties underlying RAIT’s investments, but at present, no longer uses Brandywine. Despite the affiliation of Brandywine with RAI’s Chairman and CEO, we do not believe that such a relationship rises to the level of sponsorship beyond the IPO.

Based on these facts, we believe that RAI has had nothing to do with any offering of RAIT in the last 10 years and has had no influence over the performance of RAIT in the last 10 years. Further, in connection with our discussion with the Staff, we have revised the summary disclosure on pages 2 and 9 and

Securities and Exchange Commission

November 12, 2009

the prior performance narrative disclosure on page 144 to clarify that RAI’s sponsorship of RAIT was limited to its IPO and that there was no ongoing managerial or sponsorship role. For the aforementioned reasons, we believe that disclosure of RAIT’s prior performance is not required in the prior performance narrative summary or in the tables by Industry Guide 5 and would likely be misleading.

7.	We note your disclosure regarding Resource Capital Corp. on page 146. Please revise your disclosure to provide additional information regarding the whole loans and the other real estate related assets held by it. For example, please provide the type of loans held, the unpaid principal balance, annual yield, whether the properties securing the mortgage loans were vacant or rental properties and the geographic locations of the properties securing the loans. In addition, as applicable, please disclose the number of loans that are in default, the past-due period, the number that are in foreclosure and quantify the loan losses and any provisions for loan losses.

Response: Pursuant to the Staff’s comment, we have revised our prior performance disclosure on page 147 to provide additional detail relating to the types of real estate related assets held by Resource Capital Corp, their aggregate unpaid balances and weighted annual yields by asset type. Further, we have disclosed that only one loan is in default. We also confirm for the Staff that the loan losses are already reflected in the disposition table also on page 147.

8.	We note your response to comment 28 in our letter dated July 30, 2009. The revisions to your prospectus do not disclose that one of the subordinated notes owned by Resource Real Estate Investors 6, L.P. has been placed on non-accrual status. Please revise or advise.

Response: In response to the Staff’s comment, we have revised the prospectus on page 146 to include new footnote (2) to state that Resource Real Estate Investors 6’s subordinated note secured by the Acacia property has been placed on non-accrual status.

9.	We note your disclosure regarding adverse business developments beginning on page 153. Please revise to quantify and describe losses from your prior programs and provide a more specific discussion of any loans or advances from Resource Capital Partners, Inc. or its affiliates that were used to paid distributions.

Response: In response to the Staff’s comment, we have revised the prospectus on pages 154-155 to provide additional detail relating to the prior programs’ adverse business developments, including advances from Resource Capital Partners and cash flow deficiencies. Please note that we have not included additional detail regarding prior Resource Real Estate program losses as they are principally caused by deductions for depreciation and therefore do not constitute adverse developments or conditions.

Securities and Exchange Commission

November 12, 2009

Item 36. Financial Statements and Exhibits, page II-3

Draft of Tax Opinion

10.	We note the disclosure in the opinion that counsel has reviewed such other documents to render the tax opinion. Please revise to specifically address which documents were relied upon in rendering the tax opinion.

Response: Pursuant to the Staff’s comment, we have revised the tax opinion. Please find the revised draft Tax Opinion attached to this letter as Exhibit B.

11.	We note the assumption on page 2 that the company is a duly formed corporation under the laws of the State of Maryland. Please note that it is not appropriate to include assumptions that are readily ascertainable. Please revise accordingly.

Response: Pursuant to the Staff’s comment, we have revised the tax opinion. Please find the revised draft Tax Opinion attached to this letter as Exhibit B.

12.	We note that statement on page 3 that: “The Opinion is rendered to you and may not be quoted in whole or in part or otherwise referred to, nor be filed with, or furnished to, any other person or entity.” Language that serves to limit or implies that the opinion is only for the benefit of certain persons is not appropriate. Please revise accordingly.

Response: Pursuant to the Staff’s comments, we have revised the tax opinion. Please find the revised draft Tax Opinion attached to this letter as Exhibit B.

We greatly appreciate the Staff’s assistance in processing this filing. If you should have any questions about this letter or require any further information, please call Neil Miller at (202) 799-4215 or me at (919) 786-2002.

Very truly yours,

DLA Piper US LLP

/s/ Robert H. Bergdolt
Robert H. Bergdolt
Partner

Cc:	Jennifer Gowetski, SEC Senior Counsel
Eric McPhee, SEC Senior Accountant
Alan F. Feldman, Resource Real Estate Opportunity REIT, Inc.

EXHIBIT A

Third Party Supporting Materials

EXHIBIT B

DLA Piper LLP (US) 203 North LaSalle Street, Suite 1900 Chicago, Illinois 60601-1293 T 312.368.4000 F 312.236.7516 W www.dlapiper.com

DRAFT

            , 2009

Board of Directors

Resource Real Estate Opportunity REIT, Inc.

One Crescent Drive, Suite 203

Philadelphia, Pennsylvania 19112

Re: Tax Opinion for REIT Status and Registration Statement on Form S-11/A

Ladies and Gentlemen:

We have acted as counsel to Resource Real Estate Opportunity REIT, Inc., a Maryland corporation (the “Company”), in connection with the filing of the above-referenced Registration Statement (the “Registration Statement”) with the Securities and Exchange Commission (“SEC”) relating to the proposed offering of up to 82,500,000 shares of common stock, $.01 par value per share. This opinion letter is furnished at the request of the Company so that the Registration Statement may fulfill the requirements of Item 601(b)(8) of Regulation S-K, 17 C.F.R. ss. 229.601(b)(8).

In connection with the filing of the Registration Statement, you have requested our opinions (the “Opinion”) as to:

1.	Whether the Company will be organized in conformity with the requirements for qualification and taxation as a REIT under the Code beginning with the Company’s taxable year ending December 31, 2009, and whether the Company’s proposed method of operations will enable it to meet the requirements for qualification and taxation as a REIT beginning with the Company’s taxable year ending December 31, 2009, and

2.	Whether the discussion in the Registration Statement, under the heading “Federal Income Tax Considerations,” to the extent that it constitutes matters of federal income tax law or legal conclusions relating thereto, is correct in all material respects.

In connection with rendering the Opinion expressed below, we have examined originals (or copies identified to our satisfaction as true copies of the originals) of the following documents (collectively, the “Reviewed Documents”):

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            , 2009

(1)	the Registration Statement;

(2)	the Company’s Articles of Amendment and Restatement (the “Company Charter”);

(3)	the Company’s Bylaws (the “Company Bylaws”);

(4)	the Limited Partnership Agreement of Resource Real Estate Opportunity OP, LP (the “Operating Partnership” and the agreement, the “Operating Partnership Agreement”); and

(5)	such other documents as may have been presented to us by the Company from time to time.

In addition, we have relied upon the factual representations contained in the Company’s certificate, dated as of the date hereof (the “Officer’s Certificate”), executed by a duly appointed officer of the Company, setting forth certain representations relating to the organization and operation of the Company, the Operating Partnership, and their respective subsidiaries.

For purposes of the Opinion, we have not made an independent investigation of the facts set forth in the documents we reviewed. We consequently have assumed that the information presented in such documents or otherwise furnished to us accurately and completely describes all material facts relevant to the Opinion. No facts have come to our attention, however, that would cause us to question the accuracy and completeness of such facts or documents in a material way. Any representation or statement in any document upon which we rely that is made “to the best of our knowledge” or otherwise similarly qualified is assumed to be correct. Any alteration of such facts may adversely affect the Opinion. In the course of our representation of the Company, no information has come to our attention that would cause us to question the accuracy or completeness of the representations contained in the Officer’s Certificate, or the Reviewed Documents in a material way.

In our review, we have assumed, with your consent, that all of the representations and statements of a factual nature set forth in the documents we reviewed are true and correct, and all of the obligations imposed by any such documents on the parties thereto have been and will be performed or satisfied in accordance with their terms. We have also assumed the genuineness of all signatures, the proper execution of all documents, the authenticity of all documents submitted to us as originals, the conformity to originals of documents submitted to us as copies, and the authenticity of the originals from which any copies were made.

The Opinion sets forth in this letter are based on relevant provisions of the Code, the regulations promulgated thereunder by the United States Department of the Treasury (“Regulations”) (including proposed and temporary Regulations), and interpretations of the foregoing as expressed in court decisions, the legislative history, and existing administrative

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            , 2009

rulings and practices of the Internal Revenue Service (including its practices and policies in issuing private letter rulings, which are not binding on the Internal Revenue Service (“IRS”) except with respect to a taxpayer that receives such a ruling), all as of the date hereof.

In rendering the Opinion, we have assumed that the transactions contemplated by the Reviewed Documents will be consummated in accordance with the terms and provisions of such documents, and that such documents accurately reflect the material facts of such transactions. In addition, the Opinion is based on the correctness of the assumption that the Company, the Operating Partnership and their respective subsidiaries (if any), will each be operated in the manner described in the Company Charter, the Bylaws, the Operating Partnership Agreement, and the other organizational documents of each of such entities, and all terms and provisions of such agreements and documents will be complied with by all parties thereto.

It should be noted that statutes, regulations, judicial decisions, and administrative interpretations are subject to change at any time and, in some circumstances, with retroactive effect. A material change that is made after the date hereof in any of the foregoing bases for the Opinion could affect our conclusions. Furthermore, if the facts vary from those relied upon (including any representations, warranties, covenants or assumptions upon which we have relied are inaccurate, incomplete, breached or ineffective), the Opinion contained herein could be inapplicable. Moreover, the qualification and taxation of the Company as a REIT depends upon its ability to meet, through actual annual operating results, distribution levels and diversity of share ownership and the various qualification tests imposed under the Code, the results of which will not be reviewed by the undersigned. Accordingly, no assurance can be given that the actual results of the operations of the Company for any one taxable year will satisfy such requirements.

Based upon and subject to the foregoing, it is our Opinion that:

1.	The Company will be organized in conformity with the requirements for qualification and taxation as a REIT under the Code beginning with the Company’s taxable year ending December 31, 2009, and the Company’s proposed method of operations will enable it to meet the requirements for qualification and taxation as a REIT beginning with the Company’s taxable year ending December 31, 2009, and

2.	The discussion in the Registration Statement, under the heading “Federal Income Tax Considerations,” to the extent that it constitutes matters of federal income tax law or legal conclusions relating thereto, is correct in all material respects.

The foregoing Opinion is limited to the matters specifically discussed herein, which are the only matters to which you have requested the Opinion. Other than as expressly stated above, we express no opinion on any issue relating to the Company, or to any investment therein.

Board of Directors

            , 2009

For a discussion relating the law to the facts and the legal analysis underlying the Opinion sets forth in this letter, we incorporate by reference the discussions of federal income tax issues, which we assisted in preparing, in the Registration Statement under the heading “Federal Income Tax Considerations.” We assume no obligation to advise you of any changes in the foregoing subsequent to the date of this opinion letter, and we are not undertaking to update the opinion letter from time to time. You should be aware that an opinion of counsel represents only counsel’s best legal judgment, and has no binding effect or official status of any kind, and that no assurance can be given that contrary positions may not be taken by the IRS or that a court considering the issues would not hold otherwise.

This opinion is rendered by us at the request of the Company in connection with the offering of the Shares. We hereby consent to the filing of this opinion letter as an exhibit to the Registration Statement, and to the reference to this firm under the caption “Risk Factors”, “Federal Income Tax Considerations”, and “Legal Matters” in the Registration Statement. In giving such consent, we do not thereby admit that we are within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Commission thereunder.

Very truly yours,